Related Party Disclosures	6 Months Ended
Jun. 30, 2023
Related Party Disclosures
Related Party Disclosures

20.Related Party Disclosures

Transactions with Key Management

Key management personnel have been defined as the members of the Board of Directors and Senior Leadership Team of Lilium.

The annual remuneration and related compensation costs recognized as expense during the six month periods ended June 30, 2023 and 2022 is comprised of the following:

In € thousand	June 30, 2023	June 30, 2022[1]
Short-term employee benefits	2,278	1,640
Post-employment benefits	44	—
Share-based payment award remuneration	3,165	10,335
Success fees and JSOP	—	(1,270)
Total	5,487	10,705

[1] Certain amounts have been aggregated from prior period’s financial statements to conform to the current presentation.

During the period ended June 30, 2023 €84 thousand (June 30, 2022: €172 thousand) was recognized as expense for cash remuneration of the non-executive board members of Lilium N.V.

Short-term benefits include salaries, bonus and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

Share-based payment award remuneration

The share-based payment award remuneration represents the compensation cost of the equity-settled award schemes operated by Lilium during the period. Refer to note 15.

During the period ended June 30, 2023, 630 thousand options were granted to key management personnel. 572 thousand options were exercised, 450 thousand options were forfeited and 10,581 thousand options were held as of June 30, 2023, by key management personnel.

Success fees and JSOP

Success fee remuneration included the creation of the Joint Stock Ownership Plan (Stichting JSOP) and the bonus issued to one former member of key management personnel (refer to note 15). An amount of €1,003 thousand for the bonus was fully settled during the current period. As of June 30, 2023, the liability is nil and the JSOP and bonus are now closed.

The Group recognized €906 thousand (US$1,000 thousand) in general & administrative expenses during the period in relation to the success fee arrangement agreed in November 2022 with a former member of key management personnel.

Other transactions with Key Management Personnel

The following transactions occurred with entities controlled or significantly influenced by members of key management personnel:

(in € thousand)	June 30, 2023	June 30, 2022
Selling expenses	—	118
Finance income	—	—
Finance expenses	2	—
Purchase of property, plant and equipment	17	5

Lilium has committed to indemnification agreements for its directors and executive officers of the Group in relation to any possible claims, suits or proceedings arising from their service to the Group.

As of June 30, 2023, the Group recognized €35 thousand (December 31, 2022: €20 thousand) in current trade payables, €153 thousand (December 31, 2022: €149 thousand) in non-current trade payables in relation to transactions with entities controlled or significantly influenced by members of key management personnel.

Transactions with other related parties

During the period ended June 30, 2023, the Group recognized €71 thousand (period to June 30, 2022: €94 thousand) in research and development expenses under an existing Development agreement with Ionblox, Inc. As of June 30, 2023, a balance of €1,078 thousand (December 31, 2022: €1,226 thousand is held in trade and other payables.

As of June 30, 2023, Lilium has a non-cancelable commitment of €7,362 thousand (December 31, 2022: €7,702 thousand) on the Development agreement.

In May 2023, the Group executed a Securities Purchase Agreement (the “2023 SPA”) to issue to Aceville warrants to purchase up to 184,210,526 Class A Shares (the “May 2023 Warrants”) for an exercise price of $1.00 per share. Aceville is an affiliate of Tencent

Holdings Limited, a major shareholder in Lilium N.V. On the closing date, Aceville has partially prefunded the aggregate exercise price of the May 2023 Warrants in an amount of $100,000 thousand (the “Initial Funding Amount”) and also committed to prefund to the Group an additional $75,000 thousand (the “Additional Funding Amount”) of the aggregate exercise price, contingent upon the Group securing $75,000 thousand in additional funding from third parties. In July 2023, the Group satisfied the aforementioned condition and received the Additional Funding Amount as disclosed in note 21. Details of the May 2023 Warrants are disclosed in note 17. The initial valuation results in a derivative financial asset of €82,829 thousand for which a shareholder contribution was recognized in other capital reserves as described in note 17.

Transactions with shareholders

Cloud subscription

In 2021, the Group entered into a non-cancelable purchase obligation for a cloud subscription with a shareholder (which provides advanced data analytics capability), including support services, updates and related professional services, for €42,433 thousand ($50,000 thousand) payable in incremental annual installments over five years. The agreement was revised in the period ended June 30, 2023 with a fee reduction of €1,841 thousand ($2,000 thousand) which would be allocated to the remaining years. The shareholder has no significant influence over the Group.

The Group recognized €4,561 thousand (period to June 30, 2022: €4,292 thousand) during the period ended June 30, 2023 in General and Administration expenses for the services rendered. During the period the Group issued 4,672,897 Class A shares to settle an amount of €4,674 thousand on the contract. In the same agreement the Group agreed to settle a further €4,602 thousand ($5,000 thousand) in October 2023, either in cash or Class A Shares at the Group’s discretion. €3,304 thousand is recognized in Other Capital Reserves at the end of the period in relation to the October 2023 settlement.

In November 2022, the Group entered into a contract to increase the scope of services delivered by €4,558 thousand ($4,500 thousand). During the period to June 30, 2023 the Group settled the balance by issuing 3,101,523 Class A shares as disclosed in note 15.

As of June 30, 2023, the Group has remaining commitments under the contract of €23,259 thousand (December 31, 2022: €26,894 thousand).